UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Heitman Real Estate Securities LLC
Address:  191 North Wacker Drive
          Suite 2500
          Chicago, IL  60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nancy B. Lynn
Title:    Vice President
Phone:    312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL       October 31, 2008
--------------------------------    -----------       ----------------
[Signature]                         [City, State]     [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
 [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:           FIVE (5)

Form 13F Information Table Entry Total:     134

Form 13F Information Table Value Total:     3,062,031

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number      Name

1              028-11931                 Old Mutual (US) Holdings, Inc.

2              028-11581                 Old Mutual Capital, Inc.

3              028-598                   The Penn Mutual Life Insurance Company

4              028-12002                 Heitman LLC

5              028-12003                 KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
DEFINED
30-Sep-08

                                TITLE OF                     VALUE    SHARES/ SH/ PUT/  INVSTMT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS             CUSIP    (x1000)   PRN AMT PRN CALL  DSCRETN    MANAGERS   SOLE   SHARED   NONE
-----------------------         --------         ---------  --------  ------- --- ----  -------   ---------   -----  ------   ----
Acadia Realty Trust             COM SH BEN INT   004239109     32786  1296929 SH        DEFINED    1,4,5     500632           796297
Acadia Realty Trust             COM SH BEN INT   004239109      1127    44591 SH        OTHER      1,2,4,5    44591
Acadia Realty Trust             COM SH BEN INT   004239109       619    24500 SH        OTHER      1,3,4,5    24500
Alexandria Real Estate Equities
 Inc                            COM              015271109     90443   803941 SH        DEFINED    1,4,5     299090           504851
Alexandria Real Estate Equities
 Inc                            COM              015271109      2914    25900 SH        OTHER      1,2,4,5    25900
Alexandria Real Estate Equities
 Inc                            COM              015271109      1643    14600 SH        OTHER      1,3,4,5    14600
AMB Property Corp               COM              00163T109     89633  1978647 SH        DEFINED    1,4,5     782282          1196365
AMB Property Corp               COM              00163T109      3026    66794 SH        OTHER      1,2,4,5    66794
AMB Property Corp               COM              00163T109      1649    36400 SH        OTHER      1,3,4,5    36400
American Campus Communities     COM              024835100     59175  1746616 SH        DEFINED    1,4,5     706423          1040193
American Campus Communities     COM              024835100      2274    67116 SH        OTHER      1,2,4,5    67116
American Campus Communities     COM              024835100      1315    38800 SH        OTHER      1,3,4,5    38800
Avalonbay CommunitiesInc        COM              053484101    125189  1271988 SH        DEFINED    1,4,5     502093           769895
Avalonbay Communities Inc       COM              053484101      4081    41462 SH        OTHER      1,2,4,5    41462
Avalonbay Communities Inc       COM              053484101      2342    23800 SH        OTHER      1,3,4,5    23800
Biomed Realty Trust Inc         COM              09063H107     61346  2319306 SH        DEFINED    1,4,5     867905          1451401
Biomed Realty Trust Inc         COM              09063H107      1962    74179 SH        OTHER      1,2,4,5    74179
Biomed Realty Trust Inc         COM              09063H107      1100    41600 SH        OTHER      1,3,4,5    41600
Boston Properties Inc           COM              101121101    135894  1450932 SH        DEFINED    1,4,5     585014           865918
Boston Properties Inc           COM              101121101      4478    47810 SH        OTHER      1,2,4,5    47810
Boston Properties Inc           COM              101121101      2576    27500 SH        OTHER      1,3,4,5    27500
Brandywine Realty Trust         COM SH BEN INT   105368203      1024    63900 SH        DEFINED    1,4,5                       63900
Brookfield Properties Corp      COM              112900105     12806   808468 SH        DEFINED    1,4,5     688484           119984
Brookfield Properties Corp      COM              112900105       464    29300 SH        OTHER      1,2,4,5    29300
Brookfield Properties Corp      COM              112900105       260    16400 SH        OTHER      1,3,4,5    16400
Camden Property Trust           COM SH BEN INT   133131102      1486    32400 SH        DEFINED    1,4,5                       32400
CBL & Associates Properties
 Inc                            COM              124830100      2205   109800 SH        DEFINED    1,4,5                      109800
Colonial Properties Trust       COM SH BEN INT   195872106       669    35800 SH        DEFINED    1,4,5                       35800
Corporate Office Properties
 Trust                          COM SH BEN INT   22002T108     46726  1158022 SH        DEFINED    1,4,5     412705           745317
Corporate Office Properties
 Trust                          COM SH BEN INT   22002T108      1679    41600 SH        OTHER      1,2,4,5    41600
Corporate Office Properties
 Trust                          COM SH BEN INT   22002T108       972    24100 SH        OTHER      1,3,4,5    24100
DCT Industria Trust Inc         COM              233153105      1907   254600 SH        DEFINED    1,4,5                      254600
Developers Diversified Realty
 Corp                           COM              251591103     50722  1600554 SH        DEFINED    1,4,5     558541          1042013
Developers Diversified Realty
 Corp                           COM              251591103      1496    47200 SH        OTHER      1,2,4,5    47200
Developers Diversified Realty
 Corp                           COM              251591103       862    27200 SH        OTHER      1,3,4,5    27200
Digital Realty Trust Inc        COM              253868103     93215  1972814 SH        DEFINED    1,4,5     761242          1211572
Digital Realty Trust Inc        COM              253868103      2963    62716 SH        OTHER      1,2,4,5    62716
Digital Realty Trust Inc        COM              253868103      1687    35700 SH        OTHER      1,3,4,5    35700
Duke Realty Corporation         COM              264411505    100030  4069589 SH        DEFINED    1,4,5    1519046          2550543
Duke Realty Corporation         COM              264411505      3080   125300 SH        OTHER      1,2,4,5   125300
Duke Realty Corporation         COM              264411505      1757    71500 SH        OTHER      1,3,4,5    71500
DuPont Fabros Technology Inc    COM              26613Q106     53396  3501388 SH        DEFINED    1,4,5    1370771          2130617
DuPont Fabros Technology Inc    COM              26613Q106      1700   111500 SH        OTHER      1,2,4,5   111500
DuPont Fabros Technology Inc    COM              26613Q106       955    62600 SH        OTHER      1,3,4,5    62600
Education Realty Trust          COM              28140H104       246    22169 SH        DEFINED    1,4,5                       22169
Entertainment Properties Trust  COM SH BEN INT   29380T105     27670   505672 SH        DEFINED    1,4,5      64072           441600
Equity One Inc                  COM              294752100      1106    54000 SH        DEFINED    1,4,5                       54000
Equity Residential              SH BEN INT       29476L107    157332  3542712 SH        DEFINED    1,4,5    1384533          2158179
Equity Residential              SH BEN INT       29476L107      5104   114924 SH        OTHER      1,2,4,5   114924
Equity Residential              SH BEN INT       29476L107      2944    66300 SH        OTHER      1,3,4,5    66300
Essex Property Trust Inc        COM              297178105     87530   739713 SH        DEFINED    1,4,5     294994           444719
Essex Property Trust Inc        COM              297178105      2879    24332 SH        OTHER      1,2,4,5    24332
Essex Property Trust Inc        COM              297178105      1645    13900 SH        OTHER      1,3,4,5    13900
Extra Space Storage Inc         COM              30225T102     10122   659002 SH        DEFINED    1,4,5     250092           408910
Extra Space Storage Inc         COM              30225T102       547    35600 SH        OTHER      1,2,4,5    35600
Extra Space Storage Inc         COM              30225T102       312    20300 SH        OTHER      1,3,4,5    20300
First Potomac Realty Trust      COM              33610F109      1569    91259 SH        DEFINED    1,4,5                       91259
General Growth Properties Inc   COM              370021107     46967  3110399 SH        DEFINED    1,4,5    1215019          1895380
General Growth Properties Inc   COM              370021107      1485    98335 SH        OTHER      1,2,4,5    98335
General Growth Properties Inc   COM              370021107       818    54200 SH        OTHER      1,3,4,5    54200
HCP Inc                         COM              40414L109     75877  1890791 SH        DEFINED    1,4,5     696713          1194078
HCP Inc                         COM              40414L109      2356    58705 SH        OTHER      1,2,4,5    58705
HCP Inc                         COM              40414L109      1388    34600 SH        OTHER      1,3,4,5    34600
Health Care REIT Inc            COM              42217K106    125300  2353929 SH        DEFINED    1,4,5     869375          1484554
Health Care REIT Inc            COM              42217K106      3953    74271 SH        OTHER      1,2,4,5    74271
Health Care REIT Inc            COM              42217K106      2241    42100 SH        OTHER      1,3,4,5    42100
Hospitality Properties Trust    COM SH BEN INT   44106M102      1065    51900 SH        DEFINED    1,4,5                       51900
Host Hotels & Resorts Inc       COM              44107P104     83589  6289591 SH        DEFINED    1,4,5    2466178          3823413
Host Hotels & Resorts Inc       COM              44107P104      2630   197880 SH        OTHER      1,2,4,5   197880
Host Hotels & Resorts Inc       COM              44107P104      1572   118269 SH        OTHER      1,3,4,5   118269
HRPT Properties Trust           COM SH BEN INT   40426W101      2979   432400 SH        DEFINED    1,4,5                      432400
Inland Real Estate Corp         COM              457461200      2421   154300 SH        DEFINED    1,4,5                      154300
Kimco Realty Corporation        COM              49446R109    111755  3025299 SH        DEFINED    1,4,5    1099021          1926278
Kimco Realty Corporation        COM              49446R109      3371    91257 SH        OTHER      1,2,4,5    91257
Kimco Realty Corporation        COM              49446R109      1987    53800 SH        OTHER      1,3,4,5    53800
Kite Realty Group Trust         COM              49803T102     11298  1027094 SH        DEFINED    1,4,5     300349           726745
Kite Realty Group Trust         COM              49803T102       273    24817 SH        OTHER      1,2,4,5    24817
Kite Realty Group Trust         COM              49803T102       157    14300 SH        OTHER      1,3,4,5    14300
LaSalle Hotel Properties        COM SH BEN INT   517942108     18306   784985 SH        DEFINED    1,4,5     326766           458219
LaSalle Hotel Properties        COM SH BEN INT   517942108       597    25593 SH        OTHER      1,2,4,5    25593
LaSalle Hotel Properties        COM SH BEN INT   517942108       359    15400 SH        OTHER      1,3,4,5    15400
Lexington Corporate Properties
 Trust                          COM              529043101      3156   183300 SH        DEFINED    1,4,5                      183300
Liberty Property Trust          SH BEN INT       531172104      2161    57400 SH        DEFINED    1,4,5                       57400
The Macerich Company            COM              554382101     94490  1484522 SH        DEFINED    1,4,5     573716           910806
The Macerich Company            COM              554382101      3112    48890 SH        OTHER      1,2,4,5    48890
The Macerich Company            COM              554382101      1795    28200 SH        OTHER      1,3,4,5    28200
Mack-Cali Realty Corporation    COM              554489104     17759   524315 SH        DEFINED    1,4,5     188212           336103
Mack-Cali Realty Corporation    COM              554489104       481    14200 SH        OTHER      1,2,4,5    14200
Mack-Cali Realty Corporation    COM              554489104       322     9500 SH        OTHER      1,3,4,5     9500
Medical Properties Trust Inc    COM              58463J304      2643   232900 SH        DEFINED    1,4,5                      232900
National Retail Properties Inc  COM              637417106     29877  1247465 SH        DEFINED    1,4,5     314883           932582
National Retail Properties Inc  COM              637417106       560    23400 SH        OTHER      1,2,4,5    23400
National Retail Properties Inc  COM              637417106       285    11900 SH        OTHER      1,3,4,5    11900
Nationwide Health Properties
 Inc                            COM              638620104     57411  1595630 SH        DEFINED    1,4,5     578544          1017086
Nationwide Health Properties
 Inc                            COM              638620104      1836    51030 SH        OTHER      1,2,4,5    51030
Nationwide Health Properties
 Inc                            COM              638620104      1033    28700 SH        OTHER      1,3,4,5    28700
Omega Healthcare Investors Inc  COM              681936100      1003    51000 SH        DEFINED    1,4,5                       51000
Parkway Properties Inc          COM              70159Q104       912    24100 SH        DEFINED    1,4,5                       24100
Plum Creek Timber Co Inc        COM              729251108     37106   744200 SH        DEFINED    1,4,5      78300           665900
ProLogis                        SH BEN INT       743410102     68042  1648701 SH        DEFINED    1,4,5     674918           973783
ProLogis                        SH BEN INT       743410102      1802    43652 SH        OTHER      1,2,4,5    43652
ProLogis                        SH BEN INT       743410102      1172    28400 SH        OTHER      1,3,4,5    28400
Public Storage Inc              COM              74460D109    112844  1139724 SH        DEFINED    1,4,5     428531           711193
Public Storage Inc              COM              74460D109      3698    37349 SH        OTHER      1,2,4,5    37349
Public Storage Inc              COM              74460D109      2170    21915 SH        OTHER      1,3,4,5    21915
Ramco-Gershenson Properties
 Trust                          COM SH BEN INT   751452202      1013    45200 SH        DEFINED    1,4,5                       45200
Rayonier Inc                    COM              754907103     28107   593600 SH        DEFINED    1,4,5      64900           528700
Realty Income Corp              COM              756109104      2145    83800 SH        DEFINED    1,4,5                       83800
Regency Centers Corp            COM              758849103     93894  1407920 SH        DEFINED    1,4,5     524426           883494
Regency Centers Corp            COM              758849103      2877    43147 SH        OTHER      1,2,4,5    43147
Regency Centers Corp            COM              758849103      1634    24500 SH        OTHER      1,3,4,5    24500
Senior Housing Properties
 Trust                          COM SH BEN INT   81721M109      3589   150600 SH        DEFINED    1,4,5                      150600
Simon Property Group Inc        COM              828806109    259773  2678073 SH        DEFINED    1,4,5    1017977          1660096
Simon Property Group Inc        COM              828806109      8420    86800 SH        OTHER      1,2,4,5    86800
Simon Property Group Inc        COM              828806109      4869    50200 SH        OTHER      1,3,4,5    50200
Sovran Self Storage Inc         COM              84610H108      1703    38100 SH        DEFINED    1,4,5                       38100
Sun Communities Inc             COM              866674104       852    43000 SH        DEFINED    1,4,5                       43000
Tanger Factory Outlet Centers
 Inc                            COM              875465106     49687  1134670 SH        DEFINED    1,4,5     441368           693302
Tanger Factory Outlet Centers
 Inc                            COM              875465106      1450    33115 SH        OTHER      1,2,4,5    33115
Tanger Factory Outlet Centers
 Inc                            COM              875465106       845    19300 SH        OTHER      1,3,4,5    19300
Taubman Centers Inc             COM              876664103     56431  1128624 SH        DEFINED    1,4,5     441195           687429
Taubman Centers Inc             COM              876664103      1899    37970 SH        OTHER      1,2,4,5    37970
Taubman Centers Inc             COM              876664103      1055    21100 SH        OTHER      1,3,4,5    21100
Universal Health Realty Income  SH BEN INT       91359E105       969    24900 SH        DEFINED    1,4,5                       24900
Urstadt Biddle Properties
 Class A                        COM              917286205      1029    54900 SH        DEFINED    1,4,5                       54900
U-Store-It Trust                COM              91274F104      1621   132100 SH        DEFINED    1,4,5      70200            61900
U-Store-It Trust                COM              91274F104       134    10900 SH        OTHER      1,2,4,5    10900
Ventas Inc                      COM              92276F100    108458  2194622 SH        DEFINED    1,4,5     801541          1393081
Ventas Inc                      COM              92276F100      3415    69108 SH        OTHER      1,2,4,5    69108
Ventas Inc                      COM              92276F100      1942    39300 SH        OTHER      1,3,4,5    39300
Vornado Realty Trust            SH BEN INT       929042109    160019  1759419 SH        DEFINED    1,4,5     643557          1115862
Vornado Realty Trust            SH BEN INT       929042109      3781    41574 SH        OTHER      1,2,4,5    41574
Vornado Realty Trust            SH BEN INT       929042109      2392    26300 SH        OTHER      1,3,4,5    26300
Weingarten Realty Investors     SH BEN INT       948741103      2975    83400 SH        DEFINED    1,4,5                       83400
REPORT SUMMARY                            134 DATA RECORDS   3062031          5      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED